Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 5 — Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of June 30, 2022:
Definite-lived intangible assets
Developed technology	$12,100	$2,017	$10,083
Customer contracts and related relationship	2,900	966	1,934
Order backlog	200	200	—
Trade names	150	75	75

Intangible assets subject to amortization	15,350	3,258	12,092
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200

Total	$19,550	$3,258	$16,292

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2021:
Definite-lived intangible assets
Developed technology	$12,100	$1,008	$11,092
Customer contracts and related relationship	2,900	483	2,417
Order backlog	200	100	100
Trade names	150	38	112

Intangible assets subject to amortization	15,350	1,629	13,721
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200

Total	$19,550	$1,629	$17,921

Based on the amount of intangible assets as of June 30, 2022, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense

2022 (remainder)	$1,529
2023	3,021
2024	2,500
2025	2,017
2026	2,017
Thereafter	1,008

Total intangible assets	$12,092

Note 6 — Goodwill and Intangible Assets
Goodwill

in thousands
Balance as of December 31, 2020	$—
Apollo Merger	58,251
Balance as of December 31, 2021	$58,251
Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2021:
Definite-lived intangible assets
Developed technology	$12,100	$1,008	$11,092
Customer contracts and related relationship	2,900	483	2,417
Order backlog	200	100	100
Trade names	150	38	112
Intangible assets subject to amortization	15,350	1,629	13,721
Indefinite-lived intangible assets
Trademarks	4,200	—	4,200
Total	$19,550	$1,629	$17,921
There were no intangible assets as of December 31, 2020. Based on the amount of intangible assets as of December 31, 2021, the expected amortization expense for each of the next five years and thereafter is as follows:

in thousands	Expected Amortization Expense
2022	$3,158
2023	3,021
2024	2,500
2025	2,017
2026	2,017
Thereafter	1,008
Total intangible assets	$13,721